Condensed Consolidated Statements of Equity - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Sep. 30, 2020	$ 3,312,657	$ 6,453,039	$ 1,422,477	$ (270,302)	$ (4,292,557)
Balance, shares at Sep. 30, 2020		166,767
Acquisition of property	2,468,750	$ 2,468,750
Acquisition of property, shares		104,167
Acquisition of property - warrants	1,051,370		1,051,370
Shares issued for services	54,958	$ 54,958
Shares issued for services, shares		4,818
Share-based payments	2,870		2,870
Net loss	(1,253,242)				(1,253,242)
Other comprehensive income	142,889			142,889
Balance at Sep. 30, 2021	5,780,252	$ 8,976,747	2,476,717	(127,413)	(5,545,799)
Balance, shares at Sep. 30, 2021		275,752
Share-based payments	604,861		604,861
Net loss	(1,797,785)				(1,797,785)
Private placements	7,910,331	$ 7,303,161	607,170
Balance, shares		207,398
Share issuance costs	(1,058,703)	$ (1,941,675)	882,972
Balance at Jun. 30, 2022	11,438,956	$ 14,338,233	4,571,720	(127,413)	(7,343,584)
Balance, shares at Jun. 30, 2022		483,150
Balance at Sep. 30, 2021	5,780,252	$ 8,976,747	2,476,717	(127,413)	(5,545,799)
Balance, shares at Sep. 30, 2021		275,752
Share-based payments	546,335		546,335
Net loss	(2,714,616)				(2,714,616)
Private placements	7,910,331	$ 7,303,161	607,170
Balance, shares		207,398
Share issuance costs	(1,059,197)	$ (1,942,169)	882,972
Balance at Sep. 30, 2022	10,463,105	$ 14,337,739	4,513,194	(127,413)	(8,260,415)
Balance, shares at Sep. 30, 2022		483,150
Balance at Mar. 31, 2022	12,345,742	$ 14,356,535	4,571,535	(127,413)	(6,454,915)
Balance, shares at Mar. 31, 2022		483,150
Share-based payments	185		185
Net loss	(888,669)				(888,669)
Share issuance costs	(18,302)	(18,302)
Balance at Jun. 30, 2022	11,438,956	$ 14,338,233	4,571,720	(127,413)	(7,343,584)
Balance, shares at Jun. 30, 2022		483,150
Balance at Sep. 30, 2022	10,463,105	$ 14,337,739	4,513,194	(127,413)	(8,260,415)
Balance, shares at Sep. 30, 2022		483,150
Share-based payments	318		318
Net loss	(3,330,107)				(3,330,107)
Exercise of warrants	781,953	$ 781,953
Exercise of warrants, shares		68,353
Share issuance costs	(93,861)	$ (129,780)	35,919
Deemed dividend arising from warrant modification			543,234		(543,234)
Balance at Jun. 30, 2023	7,821,408	$ 14,989,912	5,092,665	(127,413)	(12,133,756)
Balance, shares at Jun. 30, 2023		551,503
Balance at Mar. 31, 2023	8,042,909	$ 14,337,739	4,513,512	(127,413)	(10,680,929)
Balance, shares at Mar. 31, 2023		483,150
Share-based payments
Net loss	(909,593)				(909,593)
Exercise of warrants	781,953	$ 781,953
Exercise of warrants, shares		68,353
Share issuance costs	(93,861)	$ (129,780)	35,919
Deemed dividend arising from warrant modification			543,234		(543,234)
Balance at Jun. 30, 2023	$ 7,821,408	$ 14,989,912	$ 5,092,665	$ (127,413)	$ (12,133,756)
Balance, shares at Jun. 30, 2023		551,503